Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Due to related parties current	[1]	$ 5,927,012	$ 1,213,612
Poh Kiong Tan [Member]
Related Party Transaction [Line Items]
Due to related parties current	[2]	125,512	90,495
Cong Ty Tnhh Trident Digital Tech [Member]
Related Party Transaction [Line Items]
Due to related parties current			41,118
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties current		$ 6,052,524	$ 1,345,225

[1]	The balance represented loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of June 30, 2027.
[2]	The balance represented loan from this related party for the Group’s daily operation at nil interest, and expenses paid on behalf of the Group, with a maturity date of June 30, 2027.